Financial risk management - Liquidity Risk (Details) - Liquidity risk - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Trade and other payables	€ 4,875	€ 4,714
Amounts payable to related parties	270	485
Borrowings	11,803	12,314
Derivatives	268	263
Lease liabilities	774	752
Total financial liabilities	17,990	18,528
Less than 1 year
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Trade and other payables	4,875	4,714
Amounts payable to related parties	270	485
Borrowings	1,322	1,336
Derivatives	99	76
Lease liabilities	159	149
Total financial liabilities	6,725	6,760
1 to 3 years
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Trade and other payables	0	0
Amounts payable to related parties	0	0
Borrowings	2,325	2,597
Derivatives	42	17
Lease liabilities	237	217
Total financial liabilities	2,604	2,831
3 to 5 years
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Trade and other payables	0	0
Amounts payable to related parties	0	0
Borrowings	2,681	2,179
Derivatives	39	51
Lease liabilities	141	129
Total financial liabilities	2,861	2,359
More than 5 years
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Trade and other payables	0	0
Amounts payable to related parties	0	0
Borrowings	5,475	6,202
Derivatives	88	119
Lease liabilities	237	257
Total financial liabilities	€ 5,800	€ 6,578